                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment             [ ];   Amendment Number: ___________________
This Amendment (Check only one.):   [ ]    is a restatement.
                                    [ ]    adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GLENHILL ADVISORS, LLC
Address: 598 MADISON AVENUE, 12TH FLOOR
         NEW YORK, NEW YORK 10022

Form 13F File Number: 028-10461

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Glenn J. Krevlin
Title: Managing Member
Phone: (646) 432-0600

Signature, Place, and Date of Signing:


/s/ GLENN J. KREVLIN                    New York, New York   August 14, 2006
-------------------------------------      [City, State]          [Date]
[Signature]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 2

Form 13F Information Table Entry Total: 131

Form 13F Information Table Value Total: 1,768,868
                                        (thousands)

List of Other Included Managers: _______________________________________________

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

        Form 13F
No.   File Number   Name
---   -----------   ----
01     028-10911    Glenhill Capital Management, LLC
02     028-10913    Glenhill Overseas Management, LLC


                                                     FORM 13F INFORMATION TABLE

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                                                                                                                      COLUMN 8
COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7      VOTING AUTHORITY
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NAME OF            TITLE OF                     VALUE     SHRS OR   SH/   PUT/    INVESTMENT        OTHER
 ISSUER             CLASS        CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION       MANAGERS    SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------

1-800-Flowers.Com Inc-Cl A    68243Q 10 6       5,252       910,253 Sh            Shared-Defined       01      Sole
1-800-Flowers.Com Inc-Cl A    68243Q 10 6       2,249       389,747 Sh            Shared-Defined       02      Sole
America Movil-Adr Series L    02364W 10 5      69,531     2,090,540 Sh            Shared-Defined       01      Sole
America Movil-Adr Series L    02364W 10 5      26,923       809,460 Sh            Shared-Defined       02      Sole
Amr Corp                      001765 10 6       5,158       202,921 Sh            Shared-Defined       01      Sole
Amr Corp                      001765 10 6       2,208        86,879 Sh            Shared-Defined       02      Sole
Ansaldo Sts Spa               B118XB 1I T         497        49,013 Sh            Shared-Defined       01      Sole
Ansaldo Sts Spa               B118XB 1I T         213        20,987 Sh            Shared-Defined       02      Sole
Armstrong Holdings Inc        042384 10 7          95       166,870 Sh            Shared-Defined       01      Sole
Armstrong Holdings Inc        042384 10 7          41        71,448 Sh            Shared-Defined       02      Sole
Ati Technologies Inc          001941 10 3       5,111       350,100 Sh            Shared-Defined       01      Sole
Ati Technologies Inc          001941 10 3       2,189       149,900 Sh            Shared-Defined       02      Sole
August 06 Puts On Holx Us     436440 8T H          55           525 Sh    Put     Shared-Defined       01      Sole
Boston Scientific Corp        101137 10 7      35,374     2,100,600 Sh            Shared-Defined       01      Sole
Boston Scientific Corp        101137 10 7      15,146       899,400 Sh            Shared-Defined       02      Sole
Boulder Specialty Brands Inc  10153P 10 8      13,129     1,750,500 Sh            Shared-Defined       01      Sole
Boulder Specialty Brands Inc  10153P 10 8       5,621       749,500 Sh            Shared-Defined       02      Sole
Boulder Specialty-Cw09        10153P 11 6       2,031     1,750,500 Sh            Shared-Defined       01      Sole
Boulder Specialty-Cw09        10153P 11 6         869       749,500 Sh            Shared-Defined       02      Sole
Casual Male Retail Group Inc  148711 10 4       5,302       527,560 Sh            Shared-Defined       01      Sole
Casual Male Retail Group Inc  148711 10 4       2,270       225,883 Sh            Shared-Defined       02      Sole
Central European Media Ent-A  G20045 20 2      12,128       191,932 Sh            Shared-Defined       01      Sole
Central European Media Ent-A  G20045 20 2       5,193        82,179 Sh            Shared-Defined       02      Sole
Central Garden & Pet Co       153527 10 6       4,951       115,000 Sh            Shared-Defined       01      Sole
Cenveo Inc                    15670S 10 5       7,067       393,708 Sh            Shared-Defined       01      Sole
Cenveo Inc                    15670S 10 5       3,026       168,568 Sh            Shared-Defined       02      Sole
Cheesecake Factory (The)      163072 10 1      18,870       700,200 Sh            Shared-Defined       01      Sole
Cheesecake Factory (The)      163072 10 1       8,080       299,800 Sh            Shared-Defined       02      Sole
Coach Inc                     189754 10 4      10,468       350,100 Sh            Shared-Defined       01      Sole
Coach Inc                     189754 10 4       4,482       149,900 Sh            Shared-Defined       02      Sole
Cost Plus Inc/California      221485 10 5      36,861     2,514,408 Sh            Shared-Defined       01      Sole
Cost Plus Inc/California      221485 10 5      13,868       945,987 Sh            Shared-Defined       02      Sole
Crocs Inc                     227046 10 9       3,395       135,000 Sh            Shared-Defined       01      Sole
Ctc Media Inc                 12642X 10 6       3,196       175,050 Sh            Shared-Defined       01      Sole
Ctc Media Inc                 12642X 10 6       1,369        74,950 Sh            Shared-Defined       02      Sole
Dana Corp                     235811 10 6       1,049       385,671 Sh            Shared-Defined       01      Sole
Dana Corp                     235811 10 6         449       165,129 Sh            Shared-Defined       02      Sole
Design Within Reach Inc       250557 10 5      13,101     1,915,389 Sh            Shared-Defined       01      Sole
Design Within Reach Inc       250557 10 5       3,999       584,611 Sh            Shared-Defined       02      Sole
Dover Saddlery Inc            260412 10 1       6,437       754,816 Sh            Shared-Defined       01      Sole
Dover Saddlery Inc            260412 10 1       2,756       323,184 Sh            Shared-Defined       02      Sole
Dr Horton Inc                 23331A 10 9      20,015       840,240 Sh            Shared-Defined       01      Sole
Dr Horton Inc                 23331A 10 9       8,569       359,760 Sh            Shared-Defined       02      Sole
Dst Systems Inc               233326 10 7      72,709     1,221,995 Sh            Shared-Defined       01      Sole
Dst Systems Inc               233326 10 7      27,055       454,705 Sh            Shared-Defined       02      Sole
Family Dollar Stores          307000 10 9      23,642       967,746 Sh            Shared-Defined       01      Sole
Family Dollar Stores          307000 10 9      10,123       414,354 Sh            Shared-Defined       02      Sole
Flamel Technologies-Sp Adr    338488 10 9      16,778       908,399 Sh            Shared-Defined       01      Sole
Flamel Technologies-Sp Adr    338488 10 9       4,430       239,842 Sh            Shared-Defined       02      Sole
Flowserve Corp                34354P 10 5      63,659     1,118,779 Sh            Shared-Defined       01      Sole
Flowserve Corp                34354P 10 5      24,186       425,067 Sh            Shared-Defined       02      Sole
Gartner Inc                   366651 10 7      46,238     3,256,173 Sh            Shared-Defined       01      Sole
Gartner Inc                   366651 10 7      17,243     1,214,327 Sh            Shared-Defined       02      Sole
Grupo Mexico Sab De Cv-Ser B  264367 4  MX     66,095    23,234,447 Sh            Shared-Defined       01      Sole
Grupo Mexico Sab De Cv-Ser B  264367 4  MX     18,621     6,545,953 Sh            Shared-Defined       02      Sole
Hexcel Corp                   428291 10 8       4,593       292,334 Sh            Shared-Defined       01      Sole
Hexcel Corp                   428291 10 8       1,966       125,166 Sh            Shared-Defined       02      Sole
Home Depot Inc                437076 10 2      30,072       840,240 Sh            Shared-Defined       01      Sole
Home Depot Inc                437076 10 2      12,876       359,760 Sh            Shared-Defined       02      Sole
J Crew Group Inc              46612H 40 2       3,844       140,040 Sh            Shared-Defined       01      Sole
J Crew Group Inc              46612H 40 2       1,646        59,960 Sh            Shared-Defined       02      Sole
January 07 Puts On Frx Us     345838 8M F         525         2,101 Sh    Put     Shared-Defined       01      Sole
January 07 Puts On Frx Us     345838 8M F         225           899 Sh    Put     Shared-Defined       02      Sole
January 08 Calls On Tyc Us    902124  9 0 6     3,081         3,501 Sh    Call    Shared-Defined       01      Sole
January 08 Calls On Tyc Us    902124  9 0 6     3,494         6,851 Sh    Call    Shared-Defined       01      Sole
January 08 Calls On Tyc Us    902124  9 0 6     1,319         1,499 Sh    Call    Shared-Defined       02      Sole
January 08 Calls On Tyc Us    902124  9 0 6       841         1,649 Sh    Call    Shared-Defined       02      Sole
Jarden Corp                   471109 10 8      41,043     1,347,888 Sh            Shared-Defined       01      Sole
Jarden Corp                   471109 10 8      17,573       577,112 Sh            Shared-Defined       02      Sole
Liberty Global Inc-A          530555 10 1       9,033       420,120 Sh            Shared-Defined       01      Sole
Liberty Global Inc-A          530555 10 1       3,867       179,880 Sh            Shared-Defined       02      Sole
Liberty Global Inc-Series C   530555 30 9      34,567     1,680,480 Sh            Shared-Defined       01      Sole
Liberty Global Inc-Series C   530555 30 9      14,801       719,520 Sh            Shared-Defined       02      Sole
Lionbridge Technologies Inc   536252 10 9       8,572     1,550,082 Sh            Shared-Defined       01      Sole
Lionbridge Technologies Inc   536252 10 9       2,653       479,678 Sh            Shared-Defined       02      Sole
Microsoft Corp                594918 10 4      32,629     1,400,400 Sh            Shared-Defined       01      Sole
Microsoft Corp                594918 10 4      13,971       599,600 Sh            Shared-Defined       02      Sole
Midas Inc                     595626 10 2       2,407       130,791 Sh            Shared-Defined       01      Sole
Midas Inc                     595626 10 2       1,031        56,009 Sh            Shared-Defined       02      Sole
Mueller Water Products Inc-A  624758 10 8       2,438       140,040 Sh            Shared-Defined       01      Sole
Mueller Water Products Inc-A  624758 10 8       1,044        59,960 Sh            Shared-Defined       02      Sole
Nalco Holding Co              62985Q 10 1      22,220     1,260,360 Sh            Shared-Defined       01      Sole
Nalco Holding Co              62985Q 10 1       9,514       539,640 Sh            Shared-Defined       02      Sole
News Corp-Cl A                65248E 10 4      13,430       700,199 Sh            Shared-Defined       01      Sole
News Corp-Cl A                65248E 10 4       5,750       299,801 Sh            Shared-Defined       02      Sole
Nmt Medical Inc               629294 10 9       4,151       414,660 Sh            Shared-Defined       01      Sole
Nmt Medical Inc               629294 10 9       1,777       177,540 Sh            Shared-Defined       02      Sole
Nyse Group Inc                62949W 10 3       4,170        60,900 Sh            Shared-Defined       01      Sole
Osi Restaurant Partners Inc   67104A 10 1       4,845       140,038 Sh            Shared-Defined       01      Sole
Osi Restaurant Partners Inc   67104A 10 1       2,075        59,962 Sh            Shared-Defined       02      Sole
Pall Corp                     696429 30 7      12,253       437,603 Sh            Shared-Defined       01      Sole
Pall Corp                     696429 30 7       5,246       187,362 Sh            Shared-Defined       02      Sole
Petco Animal Supplies Inc     716016 20 9         146         7,143 Sh            Shared-Defined       01      Sole
Petco Animal Supplies Inc     716016 20 9          62         3,057 Sh            Shared-Defined       02      Sole
Puradyn Filter Technologies   746091 10 7       3,096     2,418,567 Sh            Shared-Defined       01      Sole
Puradyn Filter Technologies   746091 10 7       1,278       998,099 Sh            Shared-Defined       02      Sole
Reader'S Digest Association   755267 10 1      46,802     3,352,563 Sh            Shared-Defined       01      Sole
Reader'S Digest Association   755267 10 1      17,767     1,272,737 Sh            Shared-Defined       02      Sole
Renovis Inc                   759885 10 6      20,250     1,322,691 Sh            Shared-Defined       01      Sole
Renovis Inc                   759885 10 6       6,173       403,231 Sh            Shared-Defined       02      Sole
Restoration Hardware Inc      760981 10 0      27,585     3,841,983 Sh            Shared-Defined       01      Sole
Restoration Hardware Inc      760981 10 0       7,817     1,088,650 Sh            Shared-Defined       02      Sole
Sandisk Corp                  80004C 10 1       7,139       140,040 Sh            Shared-Defined       01      Sole
Sandisk Corp                  80004C 10 1       3,057        59,960 Sh            Shared-Defined       02      Sole
Schwab (Charles) Corp         808513 10 5      24,847     1,554,863 Sh            Shared-Defined       01      Sole
Schwab (Charles) Corp         808513 10 5      10,638       665,737 Sh            Shared-Defined       02      Sole
Sco Group Inc/The             78403A 10 6       6,821     1,663,558 Sh            Shared-Defined       01      Sole
Sco Group Inc/The             78403A 10 6       1,989       485,124 Sh            Shared-Defined       02      Sole
Southern Copper Corp          84265V 10 5      57,230       642,099 Sh            Shared-Defined       01      Sole
Southern Copper Corp          84265V 10 5      24,504       274,924 Sh            Shared-Defined       02      Sole
St Jude Medical Inc           790849 10 3      57,074     1,760,460 Sh            Shared-Defined       01      Sole
St Jude Medical Inc           790849 10 3      22,355       689,540 Sh            Shared-Defined       02      Sole
Symbol Technologies Inc       871508 10 7      21,154     1,960,560 Sh            Shared-Defined       01      Sole
Symbol Technologies Inc       871508 10 7       9,058       839,440 Sh            Shared-Defined       02      Sole
Tekelec                       879101 10 3      17,728     1,435,434 Sh            Shared-Defined       01      Sole
Tekelec                       879101 10 3       7,590       614,599 Sh            Shared-Defined       02      Sole
Terra Industries Inc          880915 10 3       1,785       280,220 Sh            Shared-Defined       01      Sole
Terra Industries Inc          880915 10 3         764       119,980 Sh            Shared-Defined       02      Sole
Tlc Vision Corp               872549 10 0       9,131     1,993,719 Sh            Shared-Defined       01      Sole
Tlc Vision Corp               872549 10 0       3,910       853,635 Sh            Shared-Defined       02      Sole
Toll Brothers Inc             889478 10 3       3,581       140,040 Sh            Shared-Defined       01      Sole
Toll Brothers Inc             889478 10 3       1,533        59,960 Sh            Shared-Defined       02      Sole
Turbochef Technologies Inc    900006 20 6       2,605       234,241 Sh            Shared-Defined       01      Sole
Tv Azteca S.A.-Cpo            209691 1M X      30,322    44,812,608 Sh            Shared-Defined       01      Sole
Tv Azteca S.A.-Cpo            209691 1M X      12,983    19,187,392 Sh            Shared-Defined       02      Sole
Tyco International Ltd        902124 10 6      57,912     2,105,881 Sh            Shared-Defined       01      Sole
Tyco International Ltd        902124 10 6      22,674       824,519 Sh            Shared-Defined       02      Sole
Unitedhealth Group Inc        91324P 10 2      31,355       700,200 Sh            Shared-Defined       01      Sole
Unitedhealth Group Inc        91324P 10 2      13,425       299,800 Sh            Shared-Defined       02      Sole
Warnaco Group Inc/The         934390 40 2      43,113     2,307,997 Sh            Shared-Defined       01      Sole
Warnaco Group Inc/The         934390 40 2      16,700       894,003 Sh            Shared-Defined       02      Sole